Fair Value Measurements - Schedule of Carrying Value and Estimated Fair Values of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Assets
Cash	$ 27,025	$ 25,064	[1]	$ 25,601	[1]
Restricted cash	32,921	37,298	[1]	20,056	[1]
Accrued interest and fees receivable	10,673	10,637
Finance receivables at amortized cost, net	4,811	4,220	[1]	222,243	[1]
Liabilities:
Secured debt	19,176	22,443	[1]	16,025	[1]
Senior debt, net	261,687	251,578	[1]	131,726	[1]
Level 1
Assets
Cash	27,025	25,064		25,601
Restricted cash	32,921	37,298		20,056
Accrued interest and fees receivable	10,673	10,637
Finance receivables at amortized cost, net	0	0		0
Liabilities:
Secured debt	0	0		0
Senior debt, net	0	0		0
Level 2
Assets
Cash	0	0		0
Restricted cash	0	0		0
Accrued interest and fees receivable	0	0
Finance receivables at amortized cost, net	0	0		0
Liabilities:
Secured debt	0	0		0
Senior debt, net	0	0		0
Level 3
Assets
Cash	0	0		0
Restricted cash	0	0		0
Accrued interest and fees receivable	0	0
Finance receivables at amortized cost, net	4,811	4,220		287,437
Liabilities:
Secured debt	19,176	22,443		16,025
Senior debt, net	$ 261,687	$ 251,578		$ 131,726

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.